FINANCIAL INSTRUMENTS (Details)	Dec. 31, 2020 CAD ($)	Aug. 05, 2020 USD ($)	Aug. 05, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
FINANCIAL INSTRUMENTS
Fair value		$ 3,624,000	$ 4,806,000	$ 40,000
Embedded derivative asset (includes Wheaton Warrants)	$ 13,074,000			15,160,000	$ 9,671,000
Fair value through other comprehensive loss - Investment in marketable securities	4,241,000			1,289,000
Financial assets	$ 17,315,000			$ 16,489,000